Related Party Transactions (Details) a in Thousands, $ in Millions			12 Months Ended
	Nov. 04, 2015	Dec. 22, 2014 a $ / MMBTU	Dec. 31, 2015 MMBTU	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Gas Gathering and Compression Agreement
Related Party Transaction [Line Items]
Duration of fixed fee gas gathering and compression agreement		15 years
Gross acres covered | a		93
Gas Gathering and Compression Agreement, Gathering Fee | Gas Gathering and Compression Agreement
Related Party Transaction [Line Items]
Gathering fee (per Dth) | $ / MMBTU		0.30
Gas Gathering and Compression Agreement, Compression Fee | Gas Gathering and Compression Agreement
Related Party Transaction [Line Items]
Gathering fee (per Dth) | $ / MMBTU		0.07
Gross Acres subject to Pre-existing Third Party Dedication
Related Party Transaction [Line Items]
Gross acres covered | a		19
Production from acres subject to pre-existing third-party dedication (Mdth/d) | MMBTU			40,000
Rice Partners | Reimbursements to Rice Partners for Expenses Incurred on behalf of the Company
Related Party Transaction [Line Items]
General and administrative expenses incurred | $				$ 1.8	$ 9.3
Rice Partners | PA and OH Water Disposition
Related Party Transaction [Line Items]
Fixed margin percentage under Water Services Agreements	2.00%
Marcellus Joint Venture | Marcellus Joint Venture | Reimbursement for Costs Incurred on behalf of Marcellus Joint Venture
Related Party Transaction [Line Items]
General and administrative expenses incurred | $				$ 0.3	$ 1.6